PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets as follows:

Useful life in years
Office furniture	5
Computers and equipment	3 - 5
Property and equipment, net consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Office furniture	$86	$86
Computers and equipment	3,810	1,789
Property and equipment	3,896	1,875
Less: accumulated depreciation	(1,857)	(1,122)
Total property and equipment, net	$2,039	$753